Events (Unreviewed) Subsequent	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Events (Unreviewed) Subsequent
14. Events (Unreviewed) Subsequent to May 20, 2022
On June 6, 2022, the Company changed its corporate name from Senti Biosciences, Inc. to Senti Sub I, Inc.
On June 8, 2022 (the “Closing Date”), the Company and DYNS consummated the transactions contemplated under the previously announced Business Combination Agreement, dated December 19, 2021 and amended on

February 12, 2022 and May 19, 2022 (as amended, the “Business Combination Agreement”) by and among the Company, DYNS and Explore Merger Sub Inc., a wholly-owned subsidiary of DYNS. Pursuant to the terms of the Business Combination Agreement, Merger Sub merged with and into the Company, with the Company surviving the merger as a wholly-owned subsidiary of DYNS (the “Business Combination”). In connection with the consummation of the Business Combination, DYNS changed its corporate name to Senti Biosciences, Inc. (the “Combined Company”).
At the effective time of the Business Combination (the “Effective Time”):

•
each outstanding share of common stock of the Company (“Senti Common Stock”) was cancelled and converted into the right to receive a number of shares of Class A common stock of DYNS (“Class A Common Stock”), rounded down to the nearest whole share, equal to the number of shares of Senti Common Stock multiplied by the exchange ratio of 0.1957 (the “Exchange Ratio”);

•
each outstanding share of preferred stock of the Company (“Senti Preferred Stock”) was cancelled and converted into the right to receive a number of shares of Class A Common Stock, rounded down to the nearest whole share, equal to the aggregate number of shares of Senti Common Stock issuable upon conversion of the shares of Senti Preferred Stock based on the applicable conversion ratio immediately prior to the Effective Time, which was 1:1, multiplied by the Exchange Ratio; and

•
each outstanding option in the Company (whether vested or unvested) was converted into an option to purchase a number of shares of Class A Common Stock (rounded down to the nearest whole share) equal to the number of shares of Senti Common Stock subject to such option immediately prior to the Effective Time, multiplied by the Exchange Ratio, at an exercise price per share equal to the current exercise price per share for such option divided by the Exchange Ratio, rounded up to the nearest whole cent.

As additional consideration, holders of shares of Senti Common Stock and Senti Preferred Stock immediately prior to the Effective Time became eligible to receive contingent consideration of up to an aggregate of 2,000,000 shares of Common Stock (as defined below), subject to the achievement of certain share price milestones within the first two or three calendar years after the Closing Date or, in certain circumstances, upon a change of control of the Combined Company.
Following the closing of the Business Combination, all shares of Class A Common Stock were redesignated as common stock, par value $0.0001 per share, of the Combined Company (“Common Stock”). On the Closing Date, the Common Stock was listed on the Nasdaq Global Market under the new trading symbol “SNTI”.
The Combined Company received gross proceeds of approximately $140.3 million of the expected $156.5 million in connection with the Business Combination, which included funds held in DYNS’s trust account of $84.5 million (net of the Redemption, as defined below), $50.6 million of the expected $66.8 million in proceeds from the PIPE Investment that closed concurrently with the consummation of the Business Combination, and a recent $5.2 million investment by Bayer Healthcare LLC (“Bayer”) through a Convertible Note Exchange (as defined below).
On the Closing Date, certain investors (the “PIPE Investors”) purchased from the Combined Company an aggregate of 5,060,000 shares of Class A Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $50.6 million, pursuant to separate subscription agreements (each, a “Subscription Agreement”) entered into and effective as of December 19, 2021 (the “PIPE Investment”). The Combined Company received original commitments under the Subscription Agreements totaling $66.8 million; however, $16.2 million had yet to be funded as of the Closing Date.

On the Closing Date, an unsecured convertible promissory note (the “Note”) in the principal amount of $5,175,000 that was previously issued by the Company to Bayer Healthcare LLC (“Bayer”) on May 19, 2022 was automatically cancelled and exchanged for 517,500 shares of Class A Common Stock (the “Convertible Note Exchange”). All interest accrued on the Note was also cancelled as part of the Convertible Note Exchange.